Mine Development (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Feb. 08, 2021	Apr. 27, 2022	Mar. 29, 2021	Feb. 15, 2019	Jun. 30, 2022	Jul. 09, 2009	Dec. 31, 2006
Statement [Line Items]
Exploration camp lease remaining term					12 years
Green Giant Property [Member]
Statement [Line Items]
Percentage of Net Smelter Return Royalty on Mineral Property				2.00%		2.00%
Claims Purchased from Virginia Mines Inc [Member]
Statement [Line Items]
Exploration camp lease remaining term				40 years
Gross revenue royalty				2.00%
Total gross proceeds	$ 29,500,000
Production capacity phase 2		$ 150,000
Production capacity			$ 17,000
Percentage of Net Smelter Return Royalty on Mineral Property							2.00%